Note 7 - Operating Profit (Loss) (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Amortization of intangible assets	831	850	815
Depreciation of property, plant and equipment	750	770	638
Auditors' remuneration - audit fees	218	177	163
Auditors' remuneration - tax services	8	12	12
Directors' emoluments	719	693	676
(Gain)/loss on disposal of assets	(30)	13	(769)